Income Taxes (Details Textual)	12 Months Ended
Jun. 30, 2020 USD ($)
Income Tax Disclosure [Abstract]
Net operating losses	$ 15,286,374
Change in valuation allowance	2,649,354
Uncertain tax position	$ 50,000
Income taxes, description	Deferred tax assets related to foreign net operating loss carryforward, which begin to expire in 2028, in the amount of $973,900.